REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenue from Contracts with Customers Disaggregated by Geography

The following table presents revenue from contracts with customers disaggregated by geography:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$—	$—	$—	$15,000
Asia	—	—	—	9,112
Europe	—	—	—	118,715
Total	$—	$—	$—	$142,827

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2024	2023
United States	$24,300	$1,760,350
Asia	9,112	117,835
Europe	118,715	207,347
Total	$152,127	$2,085,532

Schedule of Revenue from Contracts with Customers Disaggregated by Timing of Revenue Recognition

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Revenue recognized at a point in time	$—	$—	$—	$123,827
Revenue recognized over time	—	—	—	19,000
Total	$—	$—	$—	$142,827

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2024	2023
Revenue recognized at a point in time	$152,127	$2,080,532
Revenue recognized over time	—	5,000
Total	$152,127	$2,085,532

Schedule of Accounts Receivable and Contract Liabilities	Accounts receivable and contract liabilities were as follows on the dates presented:

	Accounts Receivable	Contract Liabilities
January 1, 2024	$482,279	$30,400
December 31, 2024	$—	$24,000
September 30, 2025	$—	$24,000
Accounts receivable and contract liabilities as of December 31, 2024 and 2023 were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2023	$327,200	$178,750
December 31, 2023	482,279	30,400
December 31, 2024	—	24,000